Fees Summary	Oct. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,600,000.00
Previously Paid Amount	546.72
Total Fee Amount	551.16
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 4.44
Narrative - Max Aggregate Offering Price	$ 3,600,000.00
Final Prospectus	true